RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE D – RELATED PARTY TRANSACTIONS

Certain expenses have been paid on behalf of the Company by Joytoto Co., Ltd (“Joytoto Korea”), of which the Company is a majority owned subsidiary. The Company has recognized the expenses and corresponding payable to Joytoto Korea as due to affiliate. The advances are non-interest bearing and have no specific repayment date. During the nine months ended September 30, 2015, the Company received proceeds of $28,720 and repaid $1,000. During the nine months ended September 30, 2014, the Company received proceeds of $75,200 and repaid $40,000.

The Company has entered into a Service Agreement with Gameforyou, Incorporated, a wholly-owned subsidiary of Joytoto Korea. Under this agreement, Gameforyou, Incorporated provides translation, customer support, and system operations and maintenance. The Company is required to pay Gameforyou, Incorporated $10,000 in cash and $10,000 in cash or stock each month. Any issuance of stock will be at the market value or at a price determined and agreed to by both parties. For the nine months ended September 30, 2015 and 2014, $180,000 and $180,000, respectively, were recognized in the Statement of Operations under this agreement. At September 30, 2015 and December 31, 2014, $1,191,000 and $1,011,000, respectively were due to Gameforyou, Incorporated.

During the year ended December 31, 2014, the Company began making purchases of computer equipment for resale by a related company, BCasual, Incorporated (“BCasual”.) During the year ended December 31, 2014, the Company made purchases of $177,045 on behalf of BCasual, of which $53,423 was due from BCasual at December 31, 2014. During the nine months ended September 30, 2015, the Company made additional purchases of $131,091 and received payments of $117,412, resulting in a balance of $67,102 at September 30, 2015.

In June 2014, the Company entered a sublease agreement with BCasual for its’ existing office space. BCasual agreed to pay the Company $1,250 per month under this agreement.